Term Loan	12 Months Ended
Mar. 31, 2023
Term Loan Disclosure [Abstract]
Term Loan [Text Block]

15. Term Loan

As part of the Atlantic acquisition (Note 5), the Company acquired a $10,978,065 (C$13,639,249) term loan. The facility bears interest at 3.33% per annum and a maturity date of June 30, 2024. Principal payments of C$189,434 plus interest is payable monthly.

The term loan has financial ratios and minimum tangible asset covenants that must be maintained by Hive Atlantic Datacentres Ltd. As at March 31, 2023, the covenant to maintain a ratio of total debt to tangible net worth equal to or less than 2:1 was not met. The outstanding balance is presented as a currently liability as at March 31, 2023. On June 12, 2023 the lender issued an acknowledgement to the Company that the covenant was not met, and provided a waiver stating that they do not consider this breach a default under the loan. The lender has not requested early repayment of the loan as of the date when these financial statements were approved by the Board of Directors. The term loan includes an unlimited guarantee from the Company.

Balance - March 31, 2021	$-
Atlantic acquisition (Note 5)	10,978,065
Interest	254,802
Repayment	(1,715,575)
Foreign exchange movement	(142,048)
Balance - March 31, 2022	9,375,244
Interest	272,765
Repayment	(1,990,988)
Foreign exchange movement	(518,076)
Balance - March 31, 2023	$7,138,945